COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 6—COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 19, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Sale of Units to Related Party

A fund managed by an affiliate of the Sponsor purchased 2,227,500 Units in the Initial Public Offering at the Initial Public Offering price. The underwriter did not receive any underwriting discount or commissions on the Units purchased by such fund.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of 2.0% of the gross proceeds from the Units sold in the Initial Public Offering, after deducting the proceeds received from the fund managed by an affiliate of the Sponsor, or $4,554,500 in the aggregate. In addition, the underwriter was entitled to a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $7,970,375. The deferred fee was paid upon the closing of the Business Combination from the amounts held in the Trust Account.

Advisory and Other Services Agreements

     During the fourth quarter of 2020, the Company entered into an agreement with a firm to provide financial advisory and investment banking services to the Company in connection with the contemplated Business Combination based on which a success fee of $1,100,000 would be payable upon successful completion of the Business Combination.

     Additionally, during the fourth quarter of 2020, the Company entered into an agreement with Citigroup Global Markets Inc., as the Company's placement agent and exclusive capital markets advisor in connection with the Company's business combination based on which placement fee would be payable in cash upon consummation of the Business Combination, calculated as 4% of gross proceeds of securities sold in connection with the Business Combination.

     The above success-based advisory and banking fees were paid upon completion of the Business Combination, which occurred in January 2021.